Non-Controlling Interests - Summary of Financial Information of Material Non-controlling Interest (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized statement of financial position information
Current assets		$ 24,769	$ 22,999
Non-current assets		194,039	183,637
Current liabilities		34,475	33,066
Non-current liabilities		86,596	84,871
Equity attributable to equity holders		87,287	78,237
Non-controlling interests		10,449	10,463
Summarized income statement and comprehensive income information
Revenue		59,320	59,768	$ 59,380
Net income		8,477	7,416	6,891
Attributable to:
Equity holders		6,837	5,855	5,341
Net income		8,477	7,416	6,891
Other comprehensive income		6,726	(8,812)	3,876
Total comprehensive income	$ (1,396)	15,203	(1,396)	10,767
Attributable to:
Equity holders		13,397	(2,191)	9,739
Non-controlling interests		1,806	795	1,028
Summarized cash flow information
Cash flow from operating activities		14,883	15,055	13,265
Cash flow from investing activities		(3,436)	(3,259)	(4,390)
Cash flow from financing activities		(11,450)	(9,854)	(8,560)
Ambev [member]
Summarized statement of financial position information
Current assets		7,951	8,746
Non-current assets		18,394	17,498
Current liabilities		8,264	7,976
Non-current liabilities		1,947	2,186
Equity attributable to equity holders		15,977	15,930
Non-controlling interests		156	151
Summarized income statement and comprehensive income information
Revenue		15,751	16,678	15,920
Net income		2,854	2,768	2,987
Attributable to:
Equity holders		2,767	2,692	2,895
Non-controlling interests		87	76	92
Net income		2,854	2,768	2,987
Other comprehensive income		(1,759)	1,677	(1,909)
Total comprehensive income		1,095	4,445	1,078
Attributable to:
Equity holders		1,028	4,337	1,011
Non-controlling interests		66	108	67
Summarized cash flow information
Cash flow from operating activities		4,364	4,866	4,934
Cash flow from investing activities		(884)	(1,019)	(1,151)
Cash flow from financing activities		(4,779)	(1,930)	(3,218)
Net increase/(decrease) in cash and cash equivalents		(1,298)	1,917	565
Budweiser APAC [Member]
Summarized statement of financial position information
Current assets		3,810	3,824
Non-current assets		10,958	10,945
Current liabilities		3,832	3,924
Non-current liabilities		608	605
Equity attributable to equity holders		10,262	10,184
Non-controlling interests		66	56
Summarized income statement and comprehensive income information
Revenue		5,764	6,246	6,856
Net income		520	750	880
Attributable to:
Equity holders		489	719	852
Non-controlling interests		31	31	28
Net income		520	750	880
Other comprehensive income		287	(694)	(286)
Total comprehensive income		807	56	594
Attributable to:
Equity holders		772	33	567
Non-controlling interests		35	23	27
Summarized cash flow information
Cash flow from operating activities		951	1,135	1,811
Cash flow from investing activities		(324)	(409)	(447)
Cash flow from financing activities		(738)	(903)	(621)
Net increase/(decrease) in cash and cash equivalents		$ (111)	$ (177)	$ 743